Purchases and other expenses - Other liabilities - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Total	€ 2,644	€ 2,574	€ 2,448	€ 2,250
o/w other non-current liabilities	306	307	353
o/w other current liabilities	€ 2,338	€ 2,267	€ 2,095